Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Other operating income, net	R$ 99,307	R$ 64,638	R$ 71,877
Other operating expenses	(71,382)	(56,311)	(93,718)
Other operating income (expenses), net	R$ 27,925	R$ 8,327	R$ (21,841)